Consolidated statements of operations and comprehensive loss (Details 4)	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Statement [Line Items]
Foreign exchange result	€ 1,964,135	$ 1,964,135	€ (776,512)	€ 694,944
Foreign Exchange Income
Statement [Line Items]
Foreign exchange result	5,569,836		3,656,922	3,379,644
Foreign Exchange Expense
Statement [Line Items]
Foreign exchange result	€ (3,605,701)		€ (4,433,435)	€ (2,684,700)